Risk Management	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
RISK MANAGEMENT

29. RISK MANAGEMENT

The risks faced by the Group and the way these risks are mitigated by management are summarized below.

Insurance risk

Insurance risk includes the risks of inappropriate underwriting, ineffective management of underwriting, inadequate controls over exposure management in relation to catastrophic events and insufficient reserves for losses including claims incurred but not reported.

To manage this risk, the Group’s underwriting function is conducted in accordance with a number of technical analytical protocols which include defined underwriting authorities, guidelines by class of business, rate monitoring and underwriting peer reviews.

The Group purchases reinsurance as part of its risk mitigation programmer. Reinsurance ceded is placed on both a proportional and non — proportional basis. The proportional reinsurance is quota — share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non — proportional reinsurance is primarily excess — of — loss reinsurance designed to mitigate the Group’s net exposure to catastrophe losses and large claims. Retention limits for the excess — of — loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.

Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. The Group’s placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

The Group has in place effective exposure management systems. Aggregate exposure is modelled and tested against different stress scenarios to ensure adherence to the Group’s overall risk appetite and alignment with reinsurance programs and underwriting strategies.

Loss reserve estimates are inherently uncertain. Reserves for unpaid losses are the largest single component of the liabilities of the Group. Actual losses that differ from the provisions, or revisions in the estimates, can have a material impact on future earnings and the statement of financial position. The Group has an in house experienced actuarial function who reviews and monitors the reserving policy and its implementation at quarterly intervals. They work closely with the underwriting and claims team to ensure an understanding of the Group’s exposure and loss experience. In addition, the Group receives external independent analysis of its reserve requirements on an annual basis.

In order to minimize financial exposure arising from large claims, the Group, in the normal course of business, enters into contracts with other parties for reinsurance purposes. Such reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. A significant portion of the reinsurance is affected under treaty, facultative and excess-of-loss reinsurance contracts.

Geographical concentration of risks

The Group’s insurance risk based on geographical concentration of risk is illustrated in the table below:

	2021		2020		2019
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ‘000%		USD ‘000%		USD ‘000%
Africa	27,749	5	20,956	5	16,492	5
Asia	55,816	10	37,398	8	32,810	9
Australasia	23,454	4	19,104	4	15,185	4
Caribbean Islands	30,244	6	15,964	3	8,334	2
Central America	28,166	5	37,442	8	37,732	11
Europe	48,780	9	59,972	13	37,328	11
Middle East	53,564	10	48,401	10	36,883	11
North America	32,773	6	22,553	5	4,281	1
South America	20,718	4	20,548	4	11,051	3
UK	197,090	36	158,381	34	115,863	33
Worldwide	27,228	5	26,554	6	33,333	10
	545,582		467,273		349,292

Line of business concentration of risk

The Group’s insurance risk based on line of business concentration is illustrated in the table below:

	2021		2020		2019
	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage	Gross written premiums	Concentration Percentage
	USD ‘000%		USD ‘000%		USD ‘000%
Casualty	190,038	35	157,487	34	110,082	32
Financial Institutions	36,176	6	39,442	8	28,989	8
Marine Liability	3,339	1	4,613	1	2,731	1
Inherent Defects Insurance	9,978	2	8,935	2	9,173	3
Energy	104,015	19	91,742	19	72,109	21
Property	79,085	14	69,912	15	46,137	13
Engineering	31,137	6	17,924	4	11,531	3
Aviation	20,348	4	23,002	5	19,183	6
Ports & Terminals	29,600	5	25,875	6	22,361	6
Political Violence	9,263	2	8,271	2	8,297	2
Marine Cargo	5,091	1	752	—	713	—
Contingency	3,498	1	—	—	—	—
Reinsurance	24,014	4	19,318	4	17,986	5
	545,582		467,273		349,292

Sensitivities

The analysis below shows the estimated impact on gross and net insurance contracts claims liabilities and on profit before tax, of potential reserve deviations on ultimate claims development at gross and net level from that reported in the statement of financial position as at 31 December 2021 and 2020.

In selecting the volatility factors, the Group has illustrated the sensitivity of the net claims to a standard variation in the gross outstanding claims. The choices of variation (7.5% and 5%) are illustrative but are consistent with what the Group would consider representative of a reasonable potential for variation. The illustrated variations do not represent limits of the potential variation and actual variation could significantly vary from the illustrated values.

	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2021	7.5	41,368	(41,368)	30,063	(30,061)	(30,063)	30,061
2021	5	27,579	(27,579)	20,043	(20,040)	(20,043)	20,040

2020	7.5	36,919	(36,919)	22,859	(22,857)	(22,859)	22,857
2020	5	24,613	(24,613)	15,240	(15,237)	(15,240)	15,237

Financial risk

The Group’s principal financial instruments are financial assets at fair value through OCI, financial assets at fair value through profit or loss, financial assets at amortized cost, receivables arising from insurance, investments in associates, investment properties and reinsurance contracts, and cash and cash equivalents.

The Group does not enter into derivative transactions.

The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, market price risk and liquidity risk. The board reviews and agrees policies for managing each of these risks and they are summarized below.

Interest rate risk

Interest rate risk arises from the possibility that changes in interest rates will affect future profitability or the fair values of financial instruments. The Group is exposed to interest rate risk on certain of its investments and cash and cash equivalents. The Group limits interest rate risk by monitoring changes in interest rates in the currencies in which its cash and interest-bearing investments and borrowings are denominated.

Details of maturities of the major classes of financial assets are as follows:

	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total	Effective Interest Rate on interest bearing assets
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	(%)
2021 –
Financial assets at FVTPL	—	—	—	28,539	28,539	—
Financial assets at FVOCI	43,978	261,293	113,174	20,767	439,212	2.48
Financial assets at amortized cost	2,471	—	—	—	2,471	5.99
Cash and term deposits	368,024	54,088	—	—	422,112	1.06
	414,473	315,381	113,174	49,306	892,334

2020 –
Financial assets at FVTPL	—	—	—	22,780	22,780	—
Financial assets at FVOCI	102,617	181,349	106,952	21,683	412,601	2.53
Financial assets at amortized cost	2,706	—	—	—	2,706	5.86
Cash and term deposits	261,549	44,102	—	—	305,651	1.43
	366,872	225,451	106,952	44,463	743,738

The following table demonstrates the sensitivity of consolidated statement of income to reasonably possible changes in interest rates, with all other variables held constant.

The sensitivity of the consolidated statement of income is the effect of the assumed changes in interest rates on the Group’s profit before tax for the year, based on the floating rate financial assets and financial liabilities held at 31 December.

	Decrease in basis points	Effect on profit/Equity before tax for the year
		USD ‘000
2021	-25	(1,593)
	-50	(3,186)

2020	-25	(1,435)
	-50	(2,870)

The effect of increases in interest rates are expected to be equal and opposite to the effects of the decreases shown above.

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.

The Group is exposed to currency risk mainly on insurance written premiums and incurred claims that are denominated in a currency other than the Group functional currency. The currencies in which these transactions are primarily denominated are Sterling (GBP) and Euro (EUR). As a significant portion of the Group’s transactions are denominated in USD, this reduces currency risk. Intra Group transactions are primarily denominated in USD.

Part of the Group’s monetary assets and liabilities are denominated in a currency other than the functional currency of the Group and are subject to risks associated with currency exchange fluctuation. The Group reduces some of this currency exposure by maintaining some of its bank balances in foreign currencies in which some of its insurance payables are denominated.

The following table demonstrates the sensitivity to a reasonably possible change in the USD exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair value of monetary assets and liabilities).

	Changes in currency rate to USD	Effect on profit/Equity before tax for the year
	%	USD ‘000
2021
EUR	+10	606
GBP	+10	(5,567)

2020
EUR	+10	(777)
GBP	+10	(406)

The effect of decreases in exchange rates are expected to be equal and opposite to the effects of the increases shown above.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk primarily from unpaid insurance receivables and fixed income instruments.

The Group has in place credit appraisal policies and procedures for inward business and receivables from insurance transactions are monitored on an ongoing basis to restrict the Group’s exposure to doubtful debts.

The Group has in place security standards applicable to all reinsurance purchases and monitors the financial status of all reinsurance debtors at regular intervals.

The Group’s portfolio of fixed income investments is managed by the Investments Committee in accordance with the investment policy established by the board of directors which has various credit standards for investments in fixed income securities.

Reinsurance and fixed income investments are monitored for the occurrence of a downgrade or other changes that might cause them to fall below the Group’s security standards. If this occurs, management takes appropriate action to mitigate any loss to the Group.

The Group’s bank balances are maintained with a range of international and local banks in accordance with limits set by the board of directors. There are no significant concentrations of credit risk within the Group. The table below provides information regarding the credit risk exposure of the Group by classifying assets according to the Group’s credit rating of counterparties:

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2021
FVOCI – debts securities	418,240	205	—	418,445
Financial assets at amortized cost	—	1,979	492	2,471
Insurance receivables	—	113,294	66,051	179,345
Reinsurance share of outstanding claims	181,379	869	—	182,248
Deferred excess of loss premiums	—	17,238	—	17,238
Cash and cash equivalents	220,095	22,051	—	242,146
Term deposits	130,860	49,106	—	179,966
	950,574	204,742	66,543	1,221,859
	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020
FVOCI – debts securities	389,250	1,668	—	390,918
Financial assets at amortized cost	—	1,982	724	2,706
Insurance receivables	—	110,618	55,987	166,605
Reinsurance share of outstanding claims	186,851	634	—	187,485
Deferred excess of loss premiums	—	17,095	—	17,095
Cash and cash equivalents	110,915	22,524	—	133,439
Term deposits	124,283	47,929	—	172,212
	811,299	202,450	56,711	1,070,460

For assets to be classified as ‘past due and impaired’ contractual payments are in arrears for more than 30 days for the debt instruments and 360 days for insurance receivables an impairment adjustment is recorded in the consolidated statement of income for this or when collectability of the amount is otherwise assessed as being doubtful. When the credit exposure is adequately secured, arrears more than 360 days might still be classified as ‘past due but not impaired’, with no impairment adjustment recorded.

The schedule below shows the distribution of bonds and debt securities with fixed interest rate according to the international agencies classification:

Rating grade	Bonds	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2021
AAA	3,363	—	3,363
AA	20,803	—	20,803
A	220,258	—	220,258
BBB	166,789	—	166,789
BB	7,027	—	7,027
B	205	—	205
Not rated	—	2,471	2,471
Total	418,445	2,471	420,916
Rating grade	Bonds	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2020
AAA	44,616	—	44,616
AA	29,296	—	29,296
A	191,135	—	191,135
BBB	115,049	—	115,049
BB	9,154	—	9,154
B	210	—	210
Not rated	1,458	2,706	4,164
Total	390,918	2,706	393,624

The schedule below shows the geographical distribution of bonds and debt securities with fixed interest rate:

Country	Total
USD ‘000
2021
Australia	9,632
Bahrain	4,618
Belgium	1,112
Bermuda	2,301
Canada	8,384
China	51,664
Finland	2,951
France	11,266
Germany	17,483
India	3,206
Japan	11,951
Jordan	2,471
KSA	15,042
Kuwait	3,464
Luxembourg	687
Malaysia	6,574
Mexico	2,326
Netherlands	5,051
Oman	1,122
Qatar	47,700
Russia*	1,948
Singapore	3,069
South Korea	7,635
Spain	1,377
Sweden	2,528
Switzerland	5,063
Taiwan	2,991
UAE	18,388
UK	51,049
USA	113,308
Virgin Islands (British)	4,555
Total	420,916

*        On 24 February 2022 the Russian Federation launched a full-scale military invasion into Ukraine. This has already led to significant economic and humanitarian consequences for both countries, and the long-term wider impact continues to be unknown as the situation develops. Areas of uncertainty include the impact on global energy prices, financial markets as well as the possible further escalation of the conflict (note 35). Consequently, the fair value of the bond decreased to USD 918 thousand and its credit rating was downgraded from BBB as at 31 December 2021 to B in March 2022.

Country	Total
USD ‘000
2020
Australia	6,109
Bahrain	4,648
Bermuda	5,249
Canada	14,791
China	19,504
Finland	1,016
France	4,615
Germany	18,698
Hong Kong	1,905
India	3,278
Japan	12,259
Jordan	2,707
South Korea	7,239
KSA	15,383
Kuwait	1,035
Luxembourg	715
Malaysia	1,447
Marshall Islands	129
Mexico	1,102
Netherlands	10,775
Oman	1,085
Qatar	27,984
Singapore	5,294
Spain	3,793
Sweden	1,060
Switzerland	1,889
Taiwan	3,097
UAE	9,793
UK	52,033
USA	153,349
Virgin Islands (British)	1,643
Total	393,624

Market price risk

Market price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual security, or its issuer, or factors affecting all securities traded in the market.

The Group’s equity price risk exposure relates to financial assets whose values will fluctuate as a result of changes in market prices.

The following table demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices, with all other variables held constant. The effect of decreases in equity prices is expected to be equal and opposite to the effect of the increases shown.

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2021
Amman Stock Exchange	+5%	40	40
Saudi Stock Exchange	+5%	—	511
Qatar Stock Exchange	+5%	23	23
Abu Dhabi Security Exchange	+5%	76	76
New York Stock Exchange	+5%	175	202
Kuwait Stock Exchange	+5%	—	9
London Stock Exchange	+5%	330	382
Other quoted	+5%	782	871
	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2020
Amman Stock Exchange	+5%	46	46
Saudi Stock Exchange	+5%	—	590
Qatar Stock Exchange	+5%	25	25
Abu Dhabi Security Exchange	+5%	52	52
New York Stock Exchange	+5%	149	170
Kuwait Stock Exchange	+5%	—	5
London Stock Exchange	+5%	312	294
Other quoted	+5%	554	635

The Group also has unquoted investments carried at fair value determined based on valuation techniques as per level 3 of fair value hierarchy.

The Group limits market risk by maintaining a diversified portfolio and by monitoring of developments in equity markets.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its commitments associated with insurance contracts and financial liabilities as they fall due.

The Group continually monitors its cash and investments to ensure that the Group meets its liquidity requirements. The Group’s asset allocation is designed to enable insurance liabilities to be met with current assets.

All liabilities are non-interest bearing liabilities, except for the lease liabilities accounted for under IFRS 16 “Leases”.

The table below summarizes the maturity profile of the Group’s financial liabilities at 31 December based on contractual undiscounted payments:

	Less than one year	More than one year	Total
	USD ‘000	USD ‘000	USD ‘000
2021
Gross outstanding claims	210,691	365,208	575,899
Gross unearned premiums	251,691	77,035	328,726
Insurance payables	84,519	5,000	89,519
Other liabilities	26,357	3,071	29,428
Derivative financial liability*	—	12,938	12,938
Unearned commissions	12,285	1,440	13,725
Total liabilities	585,543	464,692	1,050,235

2020
Gross outstanding claims	210,536	281,719	492,255
Gross unearned premiums	222,124	55,144	277,268
Insurance payables	78,461	5,000	83,461
Other liabilities	18,298	2,419	20,717
Derivative financial liability*	—	13,628	13,628
Unearned commissions	10,012	1,026	11,038
Total liabilities	539,431	358,936	898,367

*        There is no contractual obligation to settle the Warrants in cash.

Maturity analysis of assets and liabilities

The table below shows analysis of assets and liabilities analyzed according to when they are expected to be recovered or settled:

	2021
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	231,746	10,400	—	242,146
Term deposits	136,278	43,688	—	179,966
Insurance receivables	171,132	8,213	—	179,345
Investments	44,470	376,446	49,306	470,222
Investments in associates	—	—	5,693	5,693
Reinsurance share of outstanding claims	71,199	111,049	—	182,248
Reinsurance share of unearned premiums	59,235	4,889		64,124
Deferred excess of loss premiums	17,206	32	—	17,238
Deferred policy acquisition costs	43,785	21,057		64,842
Deferred tax assets	45	426	—	471
Other assets	9,942	—	—	9,942
Investment properties	—	—	16,308	16,308
Property, premises and equipment	—	14,859	—	14,859
Intangible assets	—	4,321	—	4,321
TOTAL ASSETS	785,038	595,380	71,307	1,451,725

LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	210,691	365,208	—	575,899
Gross unearned premiums	251,691	77,035	—	328,726
Insurance payables	84,519	5,000	—	89,519
Other liabilities	26,287	2,752	—	29,039
Derivative financial liability	—	12,938	—	12,938
Deferred tax liabilities	—	14	—	14
Unearned commissions	12,285	1,440	—	13,725
TOTAL LIABILITIES	585,473	464,387	—	1,049,860
EQUITY
Common shares at par value	—	—	489	489
Share premium	—	—	159,545	159,545
Foreign currency translation reserve	—	—	992	992
Fair value reserve	—	—	8,215	8,215
Retained earnings	—	—	232,624	232,624
TOTAL EQUITY	—	—	401,865	401,865
TOTAL LIABILITIES AND EQUITY	585,473	464,387	401,865	1,451,725
	2020
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	128,039	5,400	—	133,439
Term deposits	133,510	38,702	—	172,212
Insurance receivables	164,778	1,827	—	166,605
Investments	105,323	288,301	44,463	438,087
Investments in associates	—	—	11,583	11,583
Reinsurance share of outstanding claims	83,210	104,275	—	187,485
Reinsurance share of unearned premiums	47,186	2,891	—	50,077
Deferred excess of loss premiums	17,095	—	—	17,095
Deferred policy acquisition costs	39,266	15,906	—	55,172
Other assets	9,562	—	—	9,562
Investment properties	—	—	20,012	20,012
Property, premises and equipment	—	13,168	—	13,168
Intangible assets	—	4,710	—	4,710
TOTAL ASSETS	727,969	475,180	76,058	1,279,207

LIABILITIES AND EQUITY LIABILITIES
Gross outstanding claims	210,536	281,719	—	492,255
Gross unearned premiums	222,124	55,144	—	277,268
Insurance payables	78,461	5,000	—	83,461
Other liabilities	18,298	2,193	—	20,491
Derivative financial liability	—	13,628	—	13,628
Deferred tax liabilities	55	—	—	55
Unearned commissions	10,012	1,026	—	11,038
TOTAL LIABILITIES	539,486	358,710	—	898,196
EQUITY
Common shares at par value	—	—	486	486
Share premium	—	—	157,677	157,677
Foreign currency translation reserve	—	—	(349)	(349)
Fair value reserve	—	—	18,160	18,160
Retained earnings	—	—	205,037	205,037
TOTAL EQUITY	—	—	381,011	381,011
TOTAL LIABILITIES AND EQUITY	539,486	358,710	381,011	1,279,207

Capital management

The Group manages its capital by ‘Enterprise Risk Management’ techniques, using a dynamic financial analysis model. The Asset Liability match is reviewed and monitored on a regular basis to maintain a strong credit rating and healthy capital adequacy ratios to support its business objectives and maximize shareholders’ value.

Adjustments to capital levels are made in light of changes in market conditions and risk characteristics of the Group’s activities.

Capital comprises issued share capital, common shares, share premium, additional paid in capital, treasury shares, foreign currency translation reserve, fair value reserve, and retained earnings and is measured at USD 401,865 thousand as at 31 December 2021 (2020: USD 381,011 thousand).

The capital requirements imposed on the Group’s regulated entities are as follows:

International General Insurance Co. Ltd (Bermuda)

The Bermuda Insurance Act 1978 and Related Regulations (the Act) requires the Company to meet a minimum solvency margin. The Company has met the minimum solvency margin requirement at 31 December 2021 and 2020. In addition, a minimum liquidity ratio must be maintained whereby relevant assets, as defined by the Act, must exceed 75% of relevant liabilities. This ratio was met at 31 December 2021 and 2020.

Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model (“BSCR model”), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company’s assets, liabilities and premiums. Under the BSCR model, the Company’s required statutory capital and surplus is referred to as the enhanced capital requirement (“ECR”). The Company is required to calculate and submit the ECR to the BMA annually. Following receipt of the submission of the Company’s ECR, the BMA has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As at 31 December 2021 and 2020, the Company met its ECR.

International General Insurance Company (UK) Limited

The Company is regulated by the Prudential Regulation Authority and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.

Since 1 January 2016 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company has met all requirements for the years ended 31 December 2021 and 2020.

International General Insurance Company Ltd. Labuan Branch

The Branch is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.

The Branch monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any, large event which will affect the Branch’s ability to maintain solvency margins requirements, the Branch will notify the head office to cash call in advance.

As at 31 December 2021 and 2020, the Branch met the minimum solvency margin requirements.

International General Insurance Company (Europe) SE

The Company is regulated by the Malta Financial Services Authority.

The company is subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company has met all requirements for the year ended 31 December 2021.

Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	2021
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	14,162	14,377	—	28,539
Quoted equities at FVOCI	13,721	—	—	13,721
Quoted bonds at FVOCI	356,141	62,304	—	418,445
Unquoted equities at FVOCI *	—	—	7,046	7,046
Investment properties	—	—	16,308	16,308
	384,024	76,681	23,354	484,059
Liabilities measured at fair value:
Derivative financial liability	—	12,938	—	12,938

The Group’s management has refined the criteria utilized for determining which financial assets should be allocated to level 1. Accordingly, USD 14,377 thousand and USD 62,304 thousand of financial assets through profit or loss and quoted bonds at fair value through other comprehensive income, respectively, were transferred out of level 1 to level 2. Derivative financial liability was transferred from level 1 to level 2 due to lack of sufficient trading volume as at December 31, 2021. There were no transfers into or out of level 3 during the year ended 31 December 2021.

	2020
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
FVTPL	22,780	—	—	22,780
Quoted equities at FVOCI	14,935	—	—	14,935
Quoted bonds at FVOCI	390,918	—	—	390,918
Unquoted equities at FVOCI *	—	—	6,748	6,748
Investment properties	—	—	20,012	20,012
	428,633	—	26,760	455,393
Liabilities measured at fair value:
Derivative financial liability	13,628	—	—	13,628

There were no transfers between levels during the year ended 31 December 2020.

*        Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	2021	2020
	USD ‘000	USD ‘000
Balance at the beginning of the year	6,748	5,794
Purchases	—	1,503
Total gains (losses) recognized in OCI	298	(549)
Balance at the end of the year	7,046	6,748